SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 6,479,696	$ 3,871,192
Stock compensation	325,320	477,055
Capitalized R&E costs	525,463	260,560
Other	204,013	5,708
Operating lease liabilities	79,319
Tax credits	582,206	443,867
Total deferred tax assets	8,196,018	5,058,382
Right-of-use asset tax liability	(77,766)
Depreciation and amortization	(59,248)	(7,337)
Total deferred tax liability	(137,014)	(7,337)
Less: valuation allowance	(8,059,004)	(5,051,045)
Total property and equipment, net	$ 0	$ 0